Shareholders' Equity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cumulative Effect On Retained Earnings Net Of Tax [Abstract]
PRC statutory reserve funds	$ 53,059	321,206	277,812
Unreserved retained earnings	5,650,128	34,204,180	23,760,407
Total retained earnings	$ 5,703,187	34,525,386	24,038,219